Document and Entity Information Document	Aug. 10, 2021	May 12, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	CIRCOR INTERNATIONAL, INC.
Entity Central Index Key		0001091883
Amendment Flag		false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14962
Entity Address, Address Line One	30 CORPORATE DRIVE, SUITE 200
Entity Address, City or Town	Burlington,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803-4238
City Area Code	781
Local Phone Number	270-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CIR
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Tax Identification Number	04-3477276